Supplement dated June 23, 2014

to the Statement of Additional Information (“the SAI”) of the following funds:

Fund	SAI Dated
Columbia Funds Series Trust I
Columbia Diversified Real Return Fund	6/1/2014
Columbia Dividend Income Fund	6/1/2014
Columbia Global Inflation-Linked Bond Plus Fund	6/1/2014

Effective on June 25, 2014 (the Effective Date), the Funds will begin to offer Class W shares in addition to their existing share classes. Accordingly, the following changes are hereby made to the SAI on the Effective Date:

The information on the Front Cover of the SAI for Diversified Real Return Fund and Columbia Global Inflation-Linked Bond Plus Fund has been hereby superseded and replaced with the following:

Columbia Diversified Real Return Fund
Class A: CDRAX	Class C: CDRCX	Class R4: CDRRX

Class R5: CDRFX	Class W: CDTWX	Class Z: CDRZX

Columbia Global Inflation-Linked Bond Plus Fund
Class I: CGNIX	Class W: CLBGX	Class Z: CGNZX

The following footnote on the Front Cover of the SAI is hereby removed:

**This class of shares is not available for purchase until June 25, 2014.

The information under the subsection The Investment Manager and Subadvisers – Portfolio Managers in the Investment Management and Other Services section in the SAI for Columbia Dividend Income Fund has been hereby superseded and replaced with the following:

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance-Based Accounts**
Dividend	Michael S. Barclay	1 RIC	$57.46 million	None	$10,001 –
Income Fund		1 PIV	$785.42 million
		70 other accounts	$1.23 billion		$50,000(b)
	Richard E. Dahlberg	3 RICs	$82.90 million	None	$100,001 –
		1 PIV	$785.42 million		$500,000(a)
		81 other accounts	$1.24 billion
					$100,001 –	(2)	(13)
$500,000(b)
	Scott L. Davis	3 RICs	$82.90 million	None	$100,001 –
		1 PIV	$785.42 million		$500,000(a)
		75 other accounts	$1.28 billion
$100,001 –
$500,000(b)
	Peter Santoro(7)	2 RICs	$1.04 billion	None	None
		1 PIV	$100.99 million
		13 other accounts	$265.30 billion

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(7)	The portfolio manager began managing the fund effective June 25, 2014; reporting information is provided as of February 28, 2014.

The information in the Principal Shareholders and Control Persons Table for the Funds with Fiscal Year Ending July 31, is hereby amended to include the following information, which is provided as of May 31, 2014:

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Global ILB Plus Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC	Class Z	100%	N/A
	ATTN AKSHAY RAJPUT
	50807 AMERIPRISE FINANCIAL CTR
	MINNEAPOLIS MN 55474-0508
	JPMCB NA CUST FOR	Class I	24.41%	N/A
	COLUMBIA CAPITAL ALLOCATION
	CONSERVATIVE PORTFOLIO
	14201 DALLAS PKWY FL 13
	DALLAS TX 75254-2916
	JPMCB NA CUST FOR	Class I	33.09%	33.02%
	COLUMBIA CAPITAL ALLOCATION
	MODERATE CONSERVATIVE PORTFOLIO
	14201 DALLAS PKWY FL 13
	DALLAS TX 75254-2916
	JPMCB NA CUST FOR	Class I	42.28%	42.19%
	COLUMBIA DIVERSIFIED
	REAL RETURN FUND
	14201 DALLAS PKWY FL 13
	DALLAS TX 75254-2916

The information in the Appendix S is hereby amended to include the following:

Class Y – Changes to Share Class Eligibility

Effective June 25, 2014, Class Y shares of the Funds are available to any retirement plan that maintains a plan-level or omnibus account with the Fund (through the Transfer Agent).

Prior to June 25, 2014, Class Y shares of a Fund were available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. Effective June 25, 2014, these size and minimum initial investment requirements have been removed.

Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.

As of the date of this SAI, there is no change to the eligibility of Class Y shares of Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn Select, Columbia Acorn International Select, Columbia Acorn Emerging Markets Fund or Columbia Thermostat Fund.

Shareholders should retain this Supplement for future reference.

SUP910_00_005_(07/14)